CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Feb. 02, 2021
Balance at the beginning (in shares) at Feb. 02, 2021
Accretion of Class A common stock subject to possible redemption			(1,459,881)	(15,554,769)	(17,014,650)
Net income				2,866,217	2,866,217
Class B common stock issued to sponsor		$ 288	24,712		25,000
Class B common stock issued to sponsor (in shares)		2,875,000
Issuance of non-redeemable representative shares	$ 10		1,033,623		1,033,633
Issuance of non-redeemable representative shares (in shares)	103,260
Proceeds in excess of fair value of private placements warrants			401,517		401,517
Forfeiture of founder shares		$ (29)	29
Forfeiture of founder shares (in shares)		(293,500)
Ending balance, value at Dec. 31, 2021	$ 10	$ 259		(12,688,552)	(12,688,283)
Balance at the ending (in shares) at Dec. 31, 2021	103,260	2,581,500
Net income				4,449,036	4,449,036
Ending balance, value at Mar. 31, 2022	$ 10	$ 259	2,712,961	(12,308,201)	(8,239,247)
Balance at the ending (in shares) at Mar. 31, 2022	103,260	2,581,500
Beginning balance, value at Dec. 31, 2021	$ 10	$ 259		(12,688,552)	(12,688,283)
Balance at the beginning (in shares) at Dec. 31, 2021	103,260	2,581,500
Accretion of Class A common stock subject to possible redemption			(2,668,274)		(2,668,274)
Net income				1,964,948	1,964,948
Proceeds in excess of fair value of private placements warrants			1,316,565		1,316,565
Fair value of Original Sponsor Shares transferred to extension investors			3,600,000		3,600,000
Ending balance, value at Dec. 31, 2022	$ 10	$ 259	2,248,291	(10,723,604)	(8,475,044)
Balance at the ending (in shares) at Dec. 31, 2022	103,260	2,581,500
Contribution related to financing costs attributed to Aspire Securities Purchase Agreement			464,670		464,670
Accretion of Class A common stock subject to possible redemption			(532,405)		(532,405)
Net income				(1,052,192)	(1,052,192)
Ending balance, value at Mar. 31, 2023	$ 10	$ 259	$ 2,180,556	$ (11,775,796)	$ (9,594,971)
Balance at the ending (in shares) at Mar. 31, 2023	103,260	2,581,500